Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Asset retirement obligation rollforward
The following table reconciles the change in TransGlobe’s asset retirement obligation:

($000s)	2021	2020
Balance, beginning of year	13,042	13,612
Changes in estimates for asset retirement obligations and additional obligations recognized	1,000	(624)
Obligations settled	(135)	(458)
Asset retirement obligation accretion	207	259
Effect of movements in foreign exchange rates	(12)	253

Balance, end of year	14,102	13,042